Schedule of schedule of reclassified as liabilities (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Reclassified as liabilities		$ 400,000
Balance	$ 3,546,658	$ (1,289,447)
Previously Reported [Member]
Balance	400,000
Capital contribution by shareholders	(400,000)
Prior Year Reclassification [Member]
Balance	(400,000)
Capital contribution by shareholders	400,000
After Reclassification [Member]
Balance
Capital contribution by shareholders